Statements of Operations (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Net (loss) per share allocable to common shareholders, basic	$ (8.82)	$ (19.61)
Net (loss) per share allocable to common shareholders, diluted	$ (8.82)	$ (19.61)
Weighted average shares of common stock outstanding, basic	556,808	381,598
Weighted average shares of common stock outstanding, diluted	556,808	381,598